Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000237872
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
AssetsNet	$ 7,319,569
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 16,974
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$7,319,569
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,974

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	23.6	-	23.6	-23.6
Put Options	69.9	41.8	28.2	13.6
US Equity	102.6	102.6	-	102.6
Cash and Short-term Investments	78.4	65.3	13.2	52.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237871
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[2]
AssetsNet	$ 7,319,569
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 16,974
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$7,319,569
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,974

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	23.6	-	23.6	-23.6
Put Options	69.9	41.8	28.2	13.6
US Equity	102.6	102.6	-	102.6
Cash and Short-term Investments	78.4	65.3	13.2	52.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237874
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[3]
AssetsNet	$ 7,527,415
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 16,040
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$7,527,415
# of Portfolio Holdings	25
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,040

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	21.1	-	21.1	-21.1
Put Options	32.7	21.9	10.9	11.0
US Equity	94.4	94.4	-	94.4
Cash and Short-term Investments	86.6	72.8	13.8	59.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[4]
AssetsNet	$ 7,527,415
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 16,040
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$7,527,415
# of Portfolio Holdings	25
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,040

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	21.1	-	21.1	-21.1
Put Options	32.7	21.9	10.9	11.0
US Equity	94.4	94.4	-	94.4
Cash and Short-term Investments	86.6	72.8	13.8	59.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237876
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[5]
AssetsNet	$ 6,985,959
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 15,047
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$6,985,959
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$15,047

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	55.1	-	55.1	-55.1
Put Options	25.0	15.2	9.8	5.4
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	106.5	83.0	23.4	59.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237875
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[6]
AssetsNet	$ 6,985,959
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 15,047
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$6,985,959
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$15,047

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	55.1	-	55.1	-55.1
Put Options	25.0	15.2	9.8	5.4
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	106.5	83.0	23.4	59.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.